Other assets and liabilities	12 Months Ended
Dec. 31, 2025
Other Assets And Liabilities
Other assets and liabilities

22.	Other assets and liabilities

Assets	Item	12.31.2025	12.31.2024
Escrow account and/ or collateral	(a)	685	750
Derivatives transactions	(b)	102	29
Assets related to E&P partnerships	(c)	275	378
Others		146	278
		1,208	1,435
Current		895	1,189
Non-Current		313	246

Liabilities	Item	12.31.2025	12.31.2024
Obligations arising from divestments	(d)	938	914
Contractual retentions	(e)	923	611
Advances from customers	(f)	317	270
Provisions for environmental expenses, research and development and fines	(g)	506	681
Other taxes	(h)	324	301
Unclaimed dividends	(i)	187	276
Derivatives transactions	(b)	131	129
Obligations arising from acquisition of equity interests	(j)	157	130
Various creditors		142	99
Others		421	414
		4,046	3,825
Current		2,331	2,205
Non-Current		1,715	1,620

The following references detail the nature of the operations that make up the balances of other assets and liabilities:

a) Amounts deposited for payment of obligations related to the finance agreement with China Development Bank, as well as margin in guarantee for futures and over-the-counter derivatives. In addition, there are amounts in investment funds from escrow accounts related to divestment of Transportadora Associada de Gás S.A. (TAG) and in Nova Transportadora do Sudeste S.A. (NTS).

b) Fair value of open positions and transactions closed but not yet settled.

c) Cash and amounts receivable from partners in E&P consortia operated by Petrobras.

d) Provisions for contractual indemnities and financial reimbursements assumed by Petrobras to be made to the acquirer, referring to abandonment costs of divested assets. The settlement of these provisions follows decommissioning schedules, with payments beginning between two and three months after the date expected for the execution of operations, according to the contractual terms for reimbursement of abandonment of the respective oil fields.

e) Retained amounts from obligations with suppliers to guarantee the execution of the contract, accounted for when the obligations with suppliers are due. Contractual retentions will be paid to suppliers at the end of the contract, upon issuance of the contract termination term.

f) Amounts related to the advances or cash receipt from third parties, related to the sale of products or services.

g) Accrued amounts for environmental compensation assumed by the Company in the course of its operations and research projects.

h) Non-current portion of other taxes (see note 18).

i) Dividends made available to shareholders and not paid due to the existence of pending registration issues for which the shareholders are responsible with the custodian bank for the shares and with Petrobras, according to note 32.

j) Obligations arising from the acquisition of equity interests in Araucária Nitrogenados, which will be settled by the end of 2030.

Accounting policy for other assets and liabilities

The accounting recognition of obligations arising from divestment is at present value, using a risk-free discount rate, adjusted to reflect the Company's credit risk, being the best estimate of the disbursement required to settle the present obligation on the statement of financial position date. The obligations are subject to significant changes as activity execution schedules are updated and detailed by buyers.